OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                            Pioneer Europe Select Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2003 through August 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                    PIONEER
                                    -------
                                     EUROPE
                                     SELECT
                                      FUND

                                     Annual
                                     Report

                                     8/31/04


[PIONEER INVESTMENTS LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Performance Update                                                            3
Comparing Ongoing Fund Expenses                                               6
Portfolio Management Discussion                                               8
Schedule of Investments                                                      11
Financial Statements                                                         15
Notes to Financial Statements                                                22
Report of Independent Registered Public Accounting Firm                      28
Trustees, Officers and Service Providers                                     29

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
After strong performances in 2003, equity markets in both the United States and Europe traced a jagged course through the first eight months of 2004. While economies continued to expand and corporate profitability improved, economic growth often was less than had been earlier predicted. In addition, investors were concerned that the global recovery could be affected by factors such as rising oil prices and a tightening of monetary policy in the United States. The threat of terrorist attacks and concerns about continued violence in Iraq also hung heavy over the markets.

In the United States, the economy continued to show impressive gains, despite concerns about the employment market. The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating: too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, the Federal Reserve Board raised short-term interest rates by one-quarter of one percent twice between June 30 and August 31, and once again in September, after the period covered by this report. Growth was more restrained in Europe, but corporate earnings continued to rise. In general, interest rates remained low on the Continent, although they did rise in the United Kingdom.

During the 12 months ended August 31, 2004, U.S.-based investors in Europe benefited from the continued strengthening of the euro against the dollar.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/04
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                        26.3%
Materials                         12.1%
Industrials                       12.0%
Health Care                       11.9%
Energy                            10.6%
Consumer Staples                  10.5%
Telecommunication Services         8.9%
Consumer Discretionary             5.4%
Information Technology             2.3%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

United Kingdom                    28.0%
France                            21.2%
Germany                           14.2%
Switzerland                       10.6%
Ireland                            6.7%
Italy                              4.5%
Netherlands                        3.8%
Belgium                            3.6%
Spain                              2.7%
Sweden                             2.5%
Denmark                            2.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   BP Amoco Plc                                  6.17%
 2.   Vodafone Group Plc                            5.29
 3.   Eni S.p.A.                                    4.47
 4.   Sanofi-Aventis                                4.25
 5.   Nestle SA (Registered Shares)                 4.16
 6.   BNP Paribas SA                                4.07
 7.   UBS AG                                        4.03
 8.   GlaxoSmithKline Plc                           4.00
 9.   Barclays Plc                                  3.85
10.   Societe Generale                              3.64

*This list excludes money market and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 8/31/04      8/31/03
                          $11.05       $8.68

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 8/31/04)        Income       Capital Gains   Capital Gains
                          $0.1018      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2004)

                   Net Asset   Public Offering
Period               Value          Price
Life-of-Class
(12/29/00)           3.37%           1.72%
1-Year              28.56           21.16



[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment+

                      Pioneer
                       Europe       MSCI
                       Select      Europe
                        Fund       Index
12/00                  $9,425     $10,000
8/01                   $7,681      $8,084
8/02                   $7,546      $6,789
8/03                   $8,281      $7,375
8/04                  $10,646      $9,082


   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 8/31/04      8/31/03
                          $10.90       $8.62


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 8/31/04)        Income       Capital Gains   Capital Gains
                          $0.0502      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2004)

                       If         If
Period                Held     Redeemed
Life-of-Class
(12/29/00)            2.51%      1.74%
1-Year               27.07      23.07


[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment+

                      Pioneer
                       Europe       MSCI
                       Select      Europe
                        Fund       Index
12/00                 $10,000     $10,000
8/01                   $8,130      $8,084
8/02                   $7,940      $6,789
8/03                   $8,620      $7,375
8/04                  $10,653      $9,082

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   If Redeemed returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 8/31/04      8/31/03
                          $10.98       $8.69

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 8/31/04)        Income       Capital Gains   Capital Gains
                          $0.1072      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of August 31, 2004)

                      If         If
Period               Held     Redeemed
Life-of-Class
(12/29/00)           2.87%      2.87%
1-Year              27.67      27.67


[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment+

                      Pioneer
                       Europe       MSCI
                       Select      Europe
                        Fund       Index
12/00                 $10,000     $10,000
8/01                   $8,140      $8,084
8/02                   $7,960      $6,789
8/03                   $8,690      $7,375
8/04                  $11,094      $9,082

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the Fund's last six month period ended August 31, 2004.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Fund

Based on actual returns from March 1, 2004 through August 31, 2004



Share Class                          A              B              C
------------------------------------------------------------------------
Beginning Account Value
On 3/1/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 8/31/04                       $1,014.68      $1,010.18      $1,011.97
Expenses Paid During Period*     $    6.29      $   10.05      $    8.83

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 1.99%, and 1.74%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Fund

Based on a hypothetical 5% return before expenses, reflecting the period from March 1, 2004 through August 31, 2004

Share Class                          A              B              C
------------------------------------------------------------------------
Beginning Account Value
On 3/1/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 8/31/04                       $1,018.85      $1,014.23      $1,016.49
Expenses Paid During Period*     $    6.30      $   10.07      $    8.84

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 1.99%, and 1.74%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/04
--------------------------------------------------------------------------------

Optimistic expectations for a global economic recovery continued to drive major European stock averages higher in the final months of 2003, but the outlook became more cautious during the first eight months of 2004 as questions grew about the sustainability of any economic revival. Over the full 12 months, U.S.-based investors in European stocks benefited as the value of the euro appreciated by more than 10% relative to the U.S. dollar. In the following interview, Andrew Arbuthnott discusses the events and factors that affected your Fund's performance during the 12 months. Mr. Arbuthnott is the lead portfolio manager of the Fund and a member of the European investment team at Pioneer Investment Management in Dublin, Ireland.

Q: How did the Pioneer Europe Select Fund perform during the 12 months that ended August 31, 2004?

A: The Fund did very well, outperforming its benchmark for European equities. Pioneer Europe Select Fund's Class A shares had a total return of 28.56%, while Class B and Class C shares had returns of 27.07% and 27.67%, respectively. All performance figures are at net asset value. During the same 12-month period, the MSCI Europe Index returned 23.13%.

Q:   What was the investment environment like during the period?

A: Widespread confidence about a global economic recovery helped support European stock prices early in the period. Within Europe, national economies grew modestly. Among the larger countries, the United Kingdom benefited from brisk growth, while the economy of France showed some signs of improvement. Germany, however, continued to lag other nations. Monetary policy remained generally accommodative across European nations, although interest rates were raised in the United Kingdom. Rising world oil prices added volatility to the markets, however, as higher energy costs posed a potential constraint on future economic growth and corporate profitability.

     With this general economic environment as a backdrop, stocks continued to post strong gains in the first months of the fiscal year, continuing the market recovery that began early in 2003. However, after the first two months of 2004, new worries unsettled investors and led to more muted returns in the equity markets for the remaining months of the fiscal year. Concerns

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     about a deceleration in the pace of economic growth in the United States, the prospect of continued acceleration in world oil prices, and fears about new terrorist attacks all added to a general anxiety among investors.

     For the full 12 months, stocks in the healthcare equipment and services, real estate, utility and energy sectors tended to have the best returns. In contrast, technology, including both hardware and software companies, lagged the overall market, as did stocks in the insurance sector.

     The strengthening of the euro currency substantially aided U.S.-based investors in European stocks. For the 12-month period, the euro appreciated 10.9% against the U.S. dollar.

Q:   What were some of the investments that helped performance?

A: Anglo-Irish Bank, a company focused on corporate lending and a long-term Fund holding, was a leading contributor to performance before we finally took profits and liquidated our position early in 2004. Several other banking companies also helped support performance. Barclay's (3.85% of portfolio on August 31, 2004) of the United Kingdom, benefited from speculation that it might be an acquisition candidate and helped Fund performance, as did investments in Societe Generale (3.64%) and BNP Paribas (4.07%), two French banking institutions that appreciated significantly.

     Our investment in the French pharmaceutical company Aventis also aided performance substantially. During the first half of the year, Aventis was acquired by another French company, Sanofi, at a substantial premium to its stock price. We eventually sold the Fund's Aventis shares and took profits. However, later in the period, Sanofi shares suffered a correction and became very attractive. We re-established a position in the company in time for the stock to begin rising again.

     We also had strong performance from several telecommunications services companies, including Portugal Telecom, which we have sold, the British company Vodafone (5.29%), and a relatively new position in Belgacom (3.59%), a Belgian company.

     Other investments that had outstanding performance during the 12 months included: Celesio (1.39%), a German pharmaceutical

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/04                             (continued)
--------------------------------------------------------------------------------

     wholesale and retail company; British American Tobacco (3.32%), a long-term holding; and Dixon's (2.27%), a retailer of electronic products based in the United Kingdom.

Q:   What were some of the disappointments?

A: Performance suffered because we did not have any positions in two sectors that were among the best-performing areas during the period: utilities and real estate. Two stocks in the diversified financial services sector proved disappointing. Deutsche Boerse (2.48%), the operator of the German stock exchange, lost ground when a new subsidiary had a slow start in its effort to compete with the Chicago Futures Exchange in trading of derivatives. UBS (4.03%), a major Swiss institution, also underperformed during the period.

Q:   What is your investment outlook?

A: We believe the European economies should continue to grow at modest rates in the coming months, and the equity markets should offer the potential for positive results. However, we do not believe stocks are likely to rise as dramatically as they did during 2003.

     In general, European corporations are in a healthy state, with reasonable stock valuations and attractive dividend yields. Companies have improved their balance sheets, reduced their debt, and are able to deploy their rising earnings either to pay higher dividends, buy back shares or invest for future growth.

     We are cautiously optimistic about opportunities investing on the Continent and plan to continue to emphasize long-term opportunities in fundamentally strong companies with attractive valuations. We expect to continue to maintain a select portfolio of not more than 30 different companies.

     Investments in the Fund may offer above-average reward potential, but are subject to risks of international investing, including currency fluctuations and political instability.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04
--------------------------------------------------------------------------------

Shares                                                              Value
           PREFERRED STOCK - 3.1%
           Automobiles & Components - 3.1%
           Automobile Manufacturers - 3.1%
   315     Porsche AG                                           $  192,197
                                                                ----------
           Total Automobiles & Components                       $  192,197
                                                                ----------
           TOTAL PREFERRED STOCK
           (Cost $157,055)                                      $  192,197
                                                                ----------
           COMMON STOCKS - 94.2%
           Energy - 10.4%
           Integrated Oil & Gas - 10.4%
41,485     BP Amoco Plc                                         $  370,414
13,080     Eni S.p.A.                                              268,490
                                                                ----------
           Total Energy                                         $  638,904
                                                                ----------
           Materials - 11.7%
           Commodity Chemicals - 3.0%
 3,432     BASF India, Ltd.                                     $  185,749
                                                                ----------
           Construction Materials - 6.3%
 8,194     CRH Plc                                              $  186,449
 2,340     Lafarge BR*                                             201,651
                                                                ----------
                                                                $  388,100
                                                                ----------
           Diversified Metals & Mining - 2.4%
 4,401     Sandvik AB                                           $  150,954
                                                                ----------
           Total Materials                                      $  724,803
                                                                ----------
           Capital Goods - 8.3%
           Construction & Engineering - 6.0%
 9,366     ACS, Actividades de Construccion y Servicios, SA     $  160,304
 4,105     Compagnie de Saint Gobain                               207,370
                                                                ----------
                                                                $  367,674
                                                                ----------
           Electrical Component & Equipment - 2.3%
 2,285     Schneider Electric SA                                $  143,600
                                                                ----------
           Total Capital Goods                                  $  511,274
                                                                ----------
           Commercial Services & Supplies - 3.4%
           Diversified Commercial Services - 3.4%
 8,914     TNT Post Group NV                                    $  207,037
                                                                ----------
           Total Commercial Services & Supplies                 $  207,037
                                                                ----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                      Value
             Automobiles & Components - 1.8%
             Automobile Manufacturers - 1.8%
   2,673     Bayerische Motoren Werke AG                $  110,602
                                                        ----------
             Total Automobiles & Components             $  110,602
                                                        ----------
             Media - 0.4%
             Publishing - 0.4%
   1,764     Elsevier NV                                $   22,654
                                                        ----------
             Total Media                                $   22,654
                                                        ----------
             Food & Drug Retailing - 7.0%
             Drug Retail - 3.0%
  14,997     Boots Co., Plc*                            $  183,455
                                                        ----------
             Food Retail - 4.0%
   1,054     Nestle SA (Registered Shares)              $  249,715
                                                        ----------
             Total Food & Drug Retailing                $  433,170
                                                        ----------
             Food, Beverage & Tobacco - 3.2%
             Tobacco - 3.2%
  13,181     British American Tobacco Plc               $  198,960
                                                        ----------
             Total Food, Beverage & Tobacco             $  198,960
                                                        ----------
             Health Care Equipment & Services - 1.4%
             Health Care Distributors - 1.4%
   1,260     Celesio AG                                 $   83,458
                                                        ----------
             Total Health Care Equipment & Services     $   83,458
                                                        ----------
             Pharmaceuticals & Biotechnology - 10.2%
             Pharmaceuticals - 10.2%
  11,728     GlaxoSmithKline Plc                        $  240,314
   3,591     Sanofi-Aventis                                255,273
   2,394     Schering AG                                   133,238
                                                        ----------
             Total Pharmaceuticals & Biotechnology      $  628,825
                                                        ----------
             Banks - 13.4%
             Diversified Banks - 13.4%
  13,559     Allied Irish Banks Plc                     $  214,335
  24,793     Barclays Plc                                  231,098
   4,005     BNP Paribas SA                                244,427
   5,697     Danske Bank                                   137,872
                                                        ----------
             Total Banks                                $  827,732
                                                        ----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
             Diversified Financials - 9.9%
             Diversified Financial Services - 7.5%
  2,543      Societe Generale                                $  218,448
  3,599      UBS AG                                             241,965
                                                             ----------
                                                             $  460,413
                                                             ----------
             Specialized Finance - 2.4%
  3,076      Deutsche Boerse AG                              $  148,825
                                                             ----------
             Total Diversified Financials                    $  609,238
                                                             ----------
             Insurance - 2.3%
             Multi-Line Insurance - 2.3%
  1,026      Zurich Financial Services*                      $  143,832
                                                             ----------
             Total Insurance                                 $  143,832
                                                             ----------
             Technology Hardware & Equipment - 2.2%
             Computer Hardware - 2.2%
 48,177      Dixons Group Plc                                $  136,436
                                                             ----------
             Total Technology Hardware & Equipment           $  136,436
                                                             ----------
             Telecommunication Services - 8.6%
             Integrated Telecommunication Services - 3.5%
  6,435      Belgacom SA*                                    $  215,168
                                                             ----------
             Wireless Telecommunication Services - 5.1%
139,147      Vodafone Group Plc                              $  317,372
                                                             ----------
             Total Telecommunication Services                $  532,540
                                                             ----------
             TOTAL COMMON STOCKS
             (Cost $5,388,598)                               $5,809,465
                                                             ----------
             TOTAL INVESTMENT IN SECURITIES - 97.3%
             (Cost $5,545,653)(a)(b)(c)                      $6,001,662
                                                             ----------
             OTHER ASSETS AND LIABILITIES - 2.7%             $  168,818
                                                             ----------
             TOTAL NET ASSETS - 100.0%                       $6,170,480
                                                             ==========



The accompanying notes are an integral part of these financial statements.   13

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04                                     (continued)
--------------------------------------------------------------------------------

*   Non-income producing security

(a) At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $5,558,377 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                          $493,613

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                           (50,328)
                                                                       --------
    Net unrealized gain                                                $443,285
                                                                       ========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

    United Kingdom                                                   28.0%
    France                                                           21.2
    Germany                                                          14.2
    Switzerland                                                      10.6
    Ireland                                                           6.7
    Italy                                                             4.5
    Netherlands                                                       3.8
    Belgium                                                           3.6
    Spain                                                             2.7
    Sweden                                                            2.5
    Denmark                                                           2.2
                                                                    -----
                                                                    100.0%
                                                                    =====

(c) The Fund has elected to defer approximately $15,856 of capital losses recognized between November 1, 2003 and August 31, 2004 to its fiscal year ending August 31, 2005.

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2004 aggregated $5,332,562 and $1,667,348, respectively.


14   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $5,545,653)                  $6,001,662
  Cash                                                                     295,084
  Receivables -
    Fund shares sold                                                        65,343
    Dividends, interest and foreign taxes withheld                          18,816
    Forward foreign currency settlement hedges, net                          1,297
    Due from Pioneer Investment Management, Inc.                            24,641
  Other                                                                      3,083
                                                                        ----------
      Total assets                                                      $6,409,926
                                                                        ==========
LIABILITIES:
  Payables -
    Investment securities purchased                                     $  159,974
    Fund shares repurchased                                                 18,418
  Due to affiliates                                                         10,448
  Accrued expenses                                                          50,606
                                                                        ----------
      Total liabilities                                                 $  239,446
                                                                        ==========
NET ASSETS:
  Paid-in capital                                                       $5,536,802
  Accumulated net investment income                                         24,348
  Accumulated net realized gain on investments and foreign
     currency transactions                                                 152,709
  Net unrealized gain on investments                                       456,009
  Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies            612
                                                                        ----------
      Total net assets                                                  $6,170,480
                                                                        ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,108,289/281,322 shares)                          $    11.05
                                                                        ==========
  Class B (based on $1,505,499/138,109 shares)                          $    10.90
                                                                        ==========
  Class C (based on $1,556,692/141,761 shares)                          $    10.98
                                                                        ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.05 [divided by] 94.25%)                                  $    11.72
                                                                        ==========
  Class C ($10.98 [divided by] 99.00%)                                  $    11.09
                                                                        ==========

The accompanying notes are an integral part of these financial statements.   15

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $13,987)           $100,339
  Interest                                                            547
                                                                 ---------
      Total investment income                                                  $100,886
                                                                               --------
EXPENSES:
  Management fees                                                $ 35,573
  Transfer agent fees
    Class A                                                        13,467
    Class B                                                         7,904
    Class C                                                         4,500
  Distribution fees
    Class A                                                         4,404
    Class B                                                         8,543
    Class C                                                         9,414
  Administrative fees                                              24,825
  Custodian fees                                                   55,307
  Registration fees                                                44,141
  Professional fees                                                72,347
  Printing                                                          4,402
  Fees and expenses of nonaffiliated trustees                       3,788
  Miscellaneous                                                     6,244
                                                                 ---------
    Total expenses                                                             $294,859
                                                                               --------
    Less management fees waived and expenses reimbursed
      by Pioneer Investment Management, Inc.                                   (237,958)
    Less fees paid indirectly                                                      (176)
                                                                               --------
    Net expenses                                                               $ 56,725
                                                                               --------
        Net investment income                                                  $ 44,161
                                                                               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                  $299,212
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies               (19,948)     $279,264
                                                                 ---------     --------
  Change in net unrealized gain on:
    Investments                                                  $306,552
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies                 1,258      $307,810
                                                                 ---------     --------
        Net gain on investments and foreign currency transactions              $587,074
                                                                               --------
        Net increase in net assets resulting from operations                   $631,235
                                                                               ========

16   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/04 and 8/31/03, respectively

                                                                      Year             Year
                                                                     Ended             Ended
                                                                    8/31/04           8/31/03
FROM OPERATIONS:
Net investment income                                           $   44,161         $    8,305
Net realized gain (loss) on investments and foreign currency
  transactions                                                     279,264            (36,987)
Change in net unrealized gain on investments and foreign
  currency transactions                                            307,810            176,249
                                                                -----------        ----------
  Net increase in net assets resulting from operations          $  631,235         $  147,567
                                                                -----------        ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.10 and $0.00 per share, respectively)             $  (12,726)        $        -
  Class B ($0.05 and $0.00 per share, respectively)                 (3,245)                 -
  Class C ($0.11 and $0.00 per share, respectively)                 (8,506)                 -
                                                                -----------        ----------
   Total distributions to shareowners                           $  (24,477)        $        -
                                                                -----------        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $5,025,100         $1,275,823
Reinvestment of distributions                                       17,543                  -
Cost of shares repurchased                                      (1,254,026)          (710,875)
                                                                -----------        ----------
  Net increase in net assets resulting from fund share
   transactions                                                 $3,788,617         $  564,948
                                                                -----------        ----------
  Net increase in net assets                                    $4,395,375         $  712,515
NET ASSETS:
Beginning of year                                                1,775,105          1,062,590
                                                                -----------        ----------
End of year (including accumulated net investment income
  of $24,348 and $24,612, respectively)                         $6,170,480         $1,775,105
                                                                ==========         ==========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------
For the Years Ended 8/31/04 and 8/31/03, respectively

                                 '04 Shares    '04 Amount    '03 Shares    '03 Amount
CLASS A
Shares sold                        245,070     $2,609,406      103,178    $  816,563
Reinvestment of distributions        1,103         11,406            -             -
Less shares repurchased            (70,054)      (729,581)     (69,582)     (551,452)
                                   -------     ----------      -------    ----------
  Net increase                     176,119     $1,891,231       33,596    $  265,111
                                   =======     ==========      =======    ==========
CLASS B
Shares sold                        108,067     $1,145,432       27,825    $  225,223
Reinvestment of distributions          252          2,586            -             -
Less shares repurchased            (23,309)      (244,413)     (11,896)      (91,084)
                                   -------     ----------      -------    ----------
  Net increase                      85,010     $  903,605       15,929    $  134,139
                                   =======     ==========      =======    ==========
CLASS C
Shares sold                        121,015     $1,270,262       30,317    $  234,037
Reinvestment of distributions          344          3,551            -             -
Less shares repurchased            (26,116)      (280,032)      (8,980)      (68,339)
                                   -------     ----------      -------    ----------
  Net increase                      95,243     $  993,781       21,337    $  165,698
                                   =======     ==========      =======    ==========

18   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Select Fund
--------------------------------------------------------------------------------

                                                                         Year          Year          Year       12/29/00 (a)
                                                                        Ended         Ended         Ended           to
CLASS A                                                                8/31/04       8/31/03       8/31/02        8/31/01
Net asset value, beginning of period                                    $ 8.68       $  7.91       $  8.15         $ 10.00
                                                                        ------       -------       -------         -------
Increase (decrease) from investment operations:
 Net investment income                                                  $ 0.08       $  0.07       $  0.04         $  0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   2.39          0.70         (0.18)          (1.90)
                                                                        ------       -------       -------         -------
  Net increase (decrease) from investment operations                    $ 2.47       $  0.77       $ (0.14)        $ (1.85)
Distributions to shareowners:
 Net investment income                                                   (0.10)            -         (0.10)              -
                                                                        ------       -------       -------         -------
Net increase (decrease) in net asset value                              $ 2.37       $  0.77       $ (0.24)        $ (1.85)
                                                                        ------       -------       -------         -------
Net asset value, end of period                                          $11.05       $  8.68       $  7.91         $  8.15
                                                                        ======       =======       =======         =======
Total return*                                                            28.56%         9.73%        (1.76)%        (18.50)%
Ratio of net expenses to average net assets+                              1.25%         1.62%         1.75%           1.76%**
Ratio of net investment income to average net assets+                     1.58%         1.02%         0.17%           0.92%**
Portfolio turnover rate                                                     48%           67%           68%            135%**
Net assets, end of period (in thousands)                                $3,108       $   914       $   567         $   266
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             8.30%        16.15%        31.21%          39.42%**
 Net investment loss                                                     (5.47)%      (13.51)%      (29.29)%        (36.74)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.25%         1.62%         1.75%           1.75%**
 Net investment income                                                    1.58%         1.02%         0.17%           0.93%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Select Fund
--------------------------------------------------------------------------------

                                                                         Year         Year          Year        12/29/00 (a)
                                                                        Ended        Ended         Ended             to
CLASS B                                                                8/31/04      8/31/03       8/31/02         8/31/01
Net asset value, beginning of period                                    $ 8.62       $ 7.94        $ 8.13         $ 10.00
                                                                        ------       ------        ------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $(0.01)      $(0.01)       $(0.05)        $  0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   2.34         0.69         (0.14)          (1.89)
                                                                        ------       ------        ------         -------
  Net increase (decrease) from investment operations                    $ 2.33       $ 0.68        $(0.19)        $ (1.87)
Distributions to shareowners:
 Net investment income                                                   (0.05)           -             -               -
                                                                        ------       ------        ------         -------
Net increase (decrease) in net asset value                              $ 2.28       $ 0.68        $(0.19)        $ (1.87)
                                                                        ------       ------        ------         -------
Net asset value, end of period                                          $10.90       $ 8.62        $ 7.94         $  8.13
                                                                        ======       ======        ======         =======
Total return*                                                            27.07%        8.57%        (2.34)%        (18.70)%
Ratio of net expenses to average net assets+                              2.17%        2.78%         2.33%           2.34%**
Ratio of net investment income (loss) to average net assets+              0.65%       (0.10)%       (0.52)%          0.29%**
Portfolio turnover rate                                                     48%          67%           68%            135%**
Net assets, end of period (in thousands)                                $1,505       $  457        $  295         $   158
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             9.20%       17.41%        31.81%          40.08%**
 Net investment loss                                                     (6.38)%     (14.73)%      (30.00)%        (37.45)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             2.17%        2.78%         2.33%           2.33%**
 Net investment income (loss)                                             0.65%       (0.10)%       (0.52)%          0.30%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer Europe Select Fund

                                                                         Year          Year         Year        12/29/00 (a)
                                                                        Ended         Ended         Ended            to
CLASS C                                                                8/31/04       8/31/03       8/31/02         8/31/01
Net asset value, beginning of period                                    $ 8.69       $  7.96       $  8.14         $ 10.00
                                                                        ------       -------       -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $ 0.04       $  0.03       $ (0.04)        $  0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   2.36          0.70         (0.14)          (1.88)
                                                                        ------       -------       -------         -------
  Net increase (decrease) from investment operations                    $ 2.40       $  0.73       $ (0.18)        $ (1.86)
Distributions to shareowners:
 Net investment income                                                   (0.11)            -             -               -
                                                                        ------       -------       -------         -------
Net increase (decrease) in net asset value                              $ 2.29       $  0.73       $ (0.18)        $ (1.86)
                                                                        ------       -------       -------         -------
Net asset value, end of period                                          $10.98       $  8.69       $  7.96         $  8.14
                                                                        ======       =======       =======         =======
Total return*                                                            27.67%         9.17%        (2.21)%        (18.60)%
Ratio of net expenses to average net assets+                              1.72%         2.27%         2.22%           2.08%**
Ratio of net investment income (loss) to average net assets+              1.14%         0.54%        (0.35)%          0.45%**
Portfolio turnover rate                                                     48%           67%           68%            135%**
Net assets, end of period (in thousands)                                $1,557       $   404       $   201         $   105
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             8.75%        17.02%        31.70%          40.11%**
 Net investment loss                                                     (5.89)%      (14.21)%      (29.83)%        (37.58)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.72%         2.27%         2.22%           2.07%**
 Net investment income (loss)                                             1.14%         0.54%        (0.35)%          0.46%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing primarily in European equity securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. In addition, the Fund has authorized but not yet offered Class Y Shares. Fund Shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. At August 31, 2004, all securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE are fair valued using vendor-supplied pricing updates for each security to

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the time of the close of the NYSE. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated in to U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04                               (continued)
--------------------------------------------------------------------------------

   gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   At August 31, 2004, the Fund had no outstanding portfolio hedges. The Funds gross forward currency settlement contracts receivable and payable were $159,974 and $158,677, respectively, resulting in a net receivable of $1,297.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of distributions during the years ended August 31, 2004 and 2003 were as follows:

--------------------------------------------------------------------------------
                                                            2004         2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                         $24,477        $ -
  Long-term capital gain                                        -          -
                                                          -------        ---
    Total                                                 $24,477        $ -
                                                          =======        ===
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2004.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $ 38,834
Undistributed long-term gain                                        152,244
Unrealized appreciation                                             442,600
                                                                   --------
  Total                                                            $633,678
                                                                   ========

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

   At August 31, 2004, the Fund has reclassified $19,948 to decrease accumulated net investment income and $19,948 to increase accumulated net realized gain on investments and foreign currency transactions. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $4,832 in underwriting commissions on the sale of Fund shares during the year ended August 31, 2004.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04                               (continued)
--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the $200 million; and 0.75% of the excess over $500 million.

PIM has voluntarily agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares through the fiscal year ended August 31, 2004. This waiver/subsidy is voluntary and may be revised or terminated at any time by PIM. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio of Class A is less than 1.25%. For the period ended August 31, 2005, $645,284 is subject to such potential reimbursement by the Fund. At August 31, 2004, there were no management fees payable by the Fund.

In addition, under the management and administrative agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2004, $1,542 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,661 in transfer agent fees payable to PIMSS at August 31, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,245 in distribution fees payable to PFD at August 31, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2004 CDSCs in the amount of $2,470 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A shares sold within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended August 31, 2004, the Fund collected $220 in redemption fees for the redemption of Class A Shares, which are included in the Fund's capital account.

5. Expense Offset Arrangments

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2004, the Fund's expenses were reduced by $176 under such arrangements.

6. Additional Information

The Fund's Board of Trustees have approved the merger of the Fund into Pioneer Europe Fund. The plans include renaming the merged entity the Pioneer Europe Select Equity Fund. This transaction would be subject to the approval of the Fund's shareholders in early 2005. There can be no assurance that this transaction will be completed.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Europe Select Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Europe Select Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2001 were audited by other auditors who have ceased operations and whose report, dated October 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe Select Fund at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
October 1, 2004

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292).

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available at pioneerfunds.com and the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund    Term of Office and Length of Service
John F. Cogan, Jr. (78)*       Chairman of the Board,          Since September, 2000.
                               Trustee and President           Serves until retirement or removal


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**          Trustee and                     Since June, 2003.
                               Executive Vice President        Serves until retirement or removal


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                        Since September, 2000.
3509 Woodbine Street,                                         Serves until retirement or removal
Chevy Chase, MD 20815

--------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since September, 2000.
Boston University Healthcare                                  Serves until retirement or removal
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Wilmer Cutler Pickering Hale and Dorr
LLP (counsel to PIM-USA and the Pioneer Funds)

----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                             (tobacco)
------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                        Since September, 2000.
1001 Sherbrooke Street West,                                   Serves until retirement or removal
Montreal, Quebec, Canada
H3A 1G5
----------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                        Since September, 2000.
One Boston Place, 28th Floor,                                  Serves until retirement or removal
Boston, MA 02108
----------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee                        Since September, 2000.
125 Broad Street,                                              Serves until retirement or removal
New York, NY 10004
----------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee                        Since September, 2000.
One North Adgers Wharf,                                        Serves until retirement or removal
Charleston, SC 29401
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Since September, 2003.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Since September, 2003.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary            Since September, 2003.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer                      Since November, 2000.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer            Since November, 2000.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University
----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
----------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
----------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
--------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
--------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer            Since May, 2002.
                                                             Serves at the discretion of board.
--------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Since September, 2003.
                                                             Serves at the discretion of board.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
------------------------------------------------------------------------------------------------

                            This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[PIONEER INVESTMENTS LOGO]



Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com





16097-00-1004
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC






ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $37,400 in 2004 and approximately $21,500 in 2003.



(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Fund's audit-related service, which were for a review of the semi annual financial statements, totaled $10,000 in 2004 and in 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $3,600 in 2004 and $6,000 in 2003. Additionally, there were fees for tax compliance services in 2003 that totaled approximately $1,500 for the 2002 tax returns.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled
$16,000 in 2004 and $36,900 in 2003. These
fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended August 31, 2003 and
2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 28, 2004

* Print the name and title of each signing officer under his or her signature.